Corporate and group information	12 Months Ended
Dec. 31, 2017
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Corporate and group information
1.	Corporate and group information

ChipMOS TECHNOLOGIES INC. (the “Company” or “ChipMOS Taiwan”) was incorporated in the Republic of China (“ROC”) on July 28, 1997. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in the research, development, manufacturing and sale of high-integration and high-precision integrated circuits and related assembly and testing services. On April 11, 2014, the Company’s shares were listed on the Taiwan Stock Exchange (“TWSE”). On November 1, 2016, the Company’s American Depositary Shares (“ADSs”) was listed on the NASDAQ Global Select Market and traded under the ticker symbol “IMOS”.

On June 17, 2015, the former 47.54%-owned subsidiary, ThaiLin Semiconductor Corp. (“ThaiLin”) was merged with and into ChipMOS Taiwan, with ChipMOS Taiwan being the surviving company after the merger. The transaction was treated as an equity transaction. Please see note 28 for detailed information.

As of October 31, 2016, the former parent company, ChipMOS TECHNOLOGIES (Bermuda) LTD. (“ChipMOS Bermuda”) owned 60.25% of ChipMOS Taiwan’s outstanding shares, was merged with and into ChipMOS Taiwan, with the latter being the surviving company after the merger, pursuant to the agreement and plan of merger, dated January 21, 2016, by and between ChipMOS Bermuda and ChipMOS Taiwan (the “Merger”). Detailed information about the capital reorganization is provided in Note 2 ee).

As of November 30, 2016, the Board of Directors of the Company approved an agreement to form a joint-venture between the Company and Tsinghua Unigroup Ltd. (“Tsinghua Unigroup”). Under the joint-venture agreement, ChipMOS TECHNOLOGIES (BVI) LTD. (“ChipMOS BVI”), a wholly-owned subsidiary of ChipMOS Taiwan, will sell 54.98% of the equity interests of its wholly-owned subsidiary, ChipMOS TECHNOLOGIES (Shanghai) LTD. (“ChipMOS Shanghai”), to a group led by Tsinghua Unigroup (“strategic investors”). After the consummation of such equity interest transfer, ChipMOS BVI will own 45.02% of the equity interests of ChipMOS Shanghai. As of December 31, 2016, the assets, liabilities and equity related to ChipMOS Shanghai have been reclassified as held for sale and presented as discontinued operations for satisfying the definition of discontinued operations. The equity transfer was completed in March 2017. Please see Note 18 for detailed information.